Other Comprehensive Income (Loss)	12 Months Ended
Sep. 30, 2012
Comprehensive Income and Equity [Abstract]
Comprehensive Income (Loss) Note
Other Comprehensive Income (Loss)

Accumulated other comprehensive loss is comprised of the following, net of taxes (in millions):

	September 30,
	2012	2011
Foreign currency translation gain	$47.5	$29.5
Net deferred loss on cash flow hedges	(0.2)	(1.6)
Unrecognized pension net loss	(545.5)	(325.8)
Unrecognized pension prior service cost	(2.3)	(1.3)
Accumulated other comprehensive loss	$(500.5)	$(299.2)

A summary of the components of other comprehensive income (loss) for the years ended September 30, 2012, 2011 and 2010, is as follows (in millions):

Fiscal 2012	Pre-Tax Amount	Tax	Net of Tax Amount
Foreign currency translation gain	$18.3	$—	$18.3
Net deferred loss on cash flow hedges	(0.1)	0.1	—
Reclassification adjustment of net loss on cash flow hedges included in earnings	2.3	(0.9)	1.4
Net actuarial loss arising during period	(375.0)	140.8	(234.2)
Amortization of net actuarial loss	21.4	(8.1)	13.3
Prior service cost arising during period	(2.2)	0.8	(1.4)
Amortization of prior service cost	0.7	(0.3)	0.4
Consolidated other comprehensive loss	(334.6)	132.4	(202.2)
Less: Other comprehensive loss attributable to noncontrolling interests	0.9	—	0.9
Other comprehensive loss attributable to Rock-Tenn Company shareholders	$(333.7)	$132.4	$(201.3)

Fiscal 2011	Pre-Tax Amount	Tax	Net of Tax Amount
Foreign currency translation loss	$(13.0)	$0.1	$(12.9)
Net deferred loss on cash flow hedges	(0.4)	0.1	(0.3)
Reclassification adjustment of net loss on cash flow hedges included in earnings	6.9	(2.9)	4.0
Net actuarial loss arising during period	(336.0)	124.8	(211.2)
Amortization of net actuarial loss	18.9	(6.7)	12.2
Prior service credit arising during period	0.3	—	0.3
Amortization of prior service cost	0.7	(0.3)	0.4
Consolidated other comprehensive loss	(322.6)	115.1	(207.5)
Less: Other comprehensive loss attributable to noncontrolling interests	0.5	—	0.5
Other comprehensive loss attributable to Rock-Tenn Company shareholders	$(322.1)	$115.1	$(207.0)

Fiscal 2010	Pre-Tax Amount	Tax	Net of Tax Amount
Foreign currency translation gain	$7.6	$(0.4)	$7.2
Net deferred loss on cash flow hedges	(6.2)	2.7	(3.5)
Reclassification adjustment of net loss on cash flow hedges included in earnings	9.9	(3.9)	6.0
Net actuarial loss arising during period	(13.6)	5.2	(8.4)
Amortization of net actuarial loss	19.3	(7.3)	12.0
Prior service cost arising during period	(0.2)	—	(0.2)
Amortization of prior service cost	0.9	(0.4)	0.5
Other adjustments	—	(1.7)	(1.7)
Consolidated other comprehensive income	17.7	(5.8)	11.9
Less: Other comprehensive loss attributable to noncontrolling interests	4.3	—	4.3
Other comprehensive income attributable to Rock-Tenn Company shareholders	$22.0	$(5.8)	$16.2